Commitments and contingencies - Schedule of Estimates of Future Commitments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments Disclosure [Line Items]
Year 1	$ 170,671
Year 2	97,433
Year 3	76,663
Year 4	71,281
Year 5	67,828
Thereafter	361,458
Total	845,334
Power purchase
Commitments Disclosure [Line Items]
Year 1	47,201
Year 2	12,311
Year 3	12,557
Year 4	12,805
Year 5	13,022
Thereafter	116,796
Total	214,692
Natural gas supply and service agreements
Commitments Disclosure [Line Items]
Year 1	101,486
Year 2	73,766
Year 3	55,802
Year 4	54,066
Year 5	51,379
Thereafter	166,938
Total	503,437
Service agreements
Commitments Disclosure [Line Items]
Year 1	17,658
Year 2	8,118
Year 3	5,004
Year 4	1,047
Year 5	0
Thereafter	0
Total	31,827
Capital projects
Commitments Disclosure [Line Items]
Year 1	1,100
Year 2	0
Year 3	0
Year 4	0
Year 5	0
Thereafter	0
Total	1,100
Land easements and other
Commitments Disclosure [Line Items]
Year 1	3,226
Year 2	3,238
Year 3	3,300
Year 4	3,363
Year 5	3,427
Thereafter	77,724
Total	$ 94,278